Employee Benefits (Summary of Remeasurement of Defined Benefit Plans) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Principal pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gain/(loss) - financial	$ 439	$ (147)	$ (685)	$ (529)
Remeasurement gain/(loss) - return on plan assets less interest income	(524)	38	276	424
Changes in asset limitation and minimum funding requirement	24	63	200	179
Amounts Recognized in Other Comprehensive Income for Remeasurement of Defined Benefit Plans	(61)	(46)	(209)	74
Principal post retirement benefit plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gain/(loss) - financial	13	(3)	(23)	(27)
Remeasurement gain/(loss) - return on plan assets less interest income	0	0	0	0
Changes in asset limitation and minimum funding requirement	0	0	0	0
Amounts Recognized in Other Comprehensive Income for Remeasurement of Defined Benefit Plans	13	(3)	(23)	(27)
Other pension plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gain/(loss) - financial	18	0	(25)	0
Remeasurement gain/(loss) - return on plan assets less interest income	0	0	0	0
Changes in asset limitation and minimum funding requirement	0	0	0	0
Amounts Recognized in Other Comprehensive Income for Remeasurement of Defined Benefit Plans	$ 18	$ 0	$ (25)	$ 0